Long-term Debt - Summary (Details) - USD ($) $ in Thousands		3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 04, 2024	Mar. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Sep. 11, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt
Beginning balance	$ 46,033	$ 46,033		$ 46,033		$ 46,033	$ 46,033
Accretion	109		$ (5,376)		$ 9,159
Payments			(2,122)		(2,731)
Second tranche funding, net of fees	24,975				32,485
(Gain) loss on extinguishment								$ (2,311)
Less: current portion of long-term debt			(18,016)				(18,016)	(2,615)
Long-term portion of long-term debt		$ 69,360	95,268	$ 71,645		$ 97,648	95,268	43,418
Ending balance	$ 71,117		$ 113,284		$ 110,030		$ 113,284	$ 46,033